Shareholders equity - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Share capital	R$ 24,250,120	R$ 24,235,546
Proportion of ownership interest in subsidiary	100.00%	100.00%
Common Stock Price	R$ 44.20	R$ 51.45
Treasury (Note 27.2)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	2.58%	2.23%
Treasury (Note 27.2) | Quantity
Disclosure of classes of share capital [line items]
Quantity	32,556,893	28,208,827
Share Capital
Disclosure of classes of share capital [line items]
Capital increase	R$ 14,574
Share capital	24,283,855
Share issue related cost	R$ 33,735
Share Capital | Quantity
Disclosure of classes of share capital [line items]
Quantity	1,264,117,615	1,264,117,615
Suzano Holding S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	28.39%	29.08%
Suzano Holding S.A. | Quantity
Disclosure of classes of share capital [line items]
Quantity	358,840,106	367,612,329
Controller
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	15.59%	15.51%
Controller | Quantity
Disclosure of classes of share capital [line items]
Quantity	197,107,606	196,065,636
Related persons
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	2.72%	2.10%
Related persons | Quantity
Disclosure of classes of share capital [line items]
Quantity	34,377,592	26,568,442
Alden Fundo de Investimento em Ações
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	2.15%	2.15%
Alden Fundo de Investimento em Ações | Quantity
Disclosure of classes of share capital [line items]
Quantity	27,154,744	27,154,744
Controlling Shareholders
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	48.85%	48.84%
Controlling Shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	617,480,048	617,401,151
Other shareholders
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	48.57%	48.93%
Other shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	614,080,674	618,507,637